DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.4%
	EQUITY - 8.2%
17,770	iShares Global 100 ETF(a)	$ 2,132,578

	FIXED INCOME - 48.2%
84,281	Invesco Senior Loan ETF(a)	1,764,001
68,452	JPMorgan Ultra-Short Income ETF	3,472,570
81,928	SPDR Blackstone Senior Loan ETF(a)	3,406,566
37,878	SPDR Bloomberg 1-3 Month T-Bill ETF	3,475,307
17,858	SPDR Portfolio High Yield Bond ETF(a)	427,521
		12,545,965

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,119,652)	14,678,543

	OPEN END FUNDS — 42.6%
	EQUITY - 42.6%
631,146	Donoghue Forlines Dividend Fund, Class I(b)	6,626,913
269,767	Donoghue Forlines Momentum Fund, Class I(b)	4,507,807
	TOTAL OPEN END FUNDS (Cost $9,432,902)	11,134,720

	SHORT-TERM INVESTMENTS — 19.8%
	COLLATERAL FOR SECURITIES LOANED - 18.8%
4,891,744	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $4,891,744)(c),(d)	4,891,744

	MONEY MARKET FUNDS - 1.0%
268,185	Fidelity Investments Money Market Government Portfolio, Class I, 4.04% (Cost $268,185)(c)	268,185

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,159,929)	5,159,929

	TOTAL INVESTMENTS - 118.8% (Cost $28,712,483)	$ 30,973,192
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.8)%	(4,933,448)
	NET ASSETS - 100.0%	$ 26,039,744

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $4,791,733.
(b)	Affiliated investment.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $4,891,744 at September 30, 2025.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.0%
	FIXED INCOME - 97.0%
707,880	Invesco Senior Loan ETF(a)	$ 14,815,928
585,490	JPMorgan Ultra-Short Income ETF	29,701,908
357,439	SPDR Blackstone Senior Loan ETF(a)	14,862,314
323,922	SPDR Bloomberg 1-3 Month T-Bill ETF	29,719,843
	TOTAL EXCHANGE-TRADED FUNDS (Cost $88,626,441)	89,099,993

	SHORT-TERM INVESTMENTS — 29.5%
	COLLATERAL FOR SECURITIES LOANED - 26.4%
24,287,979	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $24,287,979)(b),(c)	24,287,979

	MONEY MARKET FUNDS - 3.1%
2,847,191	Fidelity Investments Money Market Government Portfolio, Class I, 4.04% (Cost $2,847,191)(b)	2,847,191

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,135,170)	27,135,170

	TOTAL INVESTMENTS - 126.5% (Cost $115,761,611)	$ 116,235,163
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.5)%	(24,347,365)
	NET ASSETS - 100.0%	$ 91,887,798

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $23,688,920.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $24,287,979 at September 30, 2025.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 4.2%
4,767	L3Harris Technologies, Inc.	$ 1,455,889
2,833	Lockheed Martin Corporation, Class B	1,414,262
		2,870,151
	ASSET MANAGEMENT - 1.9%
12,323	T Rowe Price Group, Inc.	1,264,833

	AUTOMOTIVE - 2.0%
115,070	Ford Motor Company	1,376,237

	BANKING - 15.4%
13,524	Citigroup, Inc.	1,372,687
25,364	Citizens Financial Group, Inc.(a)	1,348,350
28,875	Fifth Third Bancorp(a)	1,286,381
74,411	Huntington Bancshares, Inc.	1,285,078
68,336	KeyCorporation	1,277,200
6,631	M&T Bank Corporation	1,310,418
6,509	PNC Financial Services Group, Inc. (The)	1,307,853
26,709	US Bancorp	1,290,846
		10,478,813
	BIOTECH & PHARMA - 11.9%
6,209	AbbVie, Inc.	1,437,633
4,718	Amgen, Inc.	1,331,420
27,871	Bristol-Myers Squibb Company	1,256,982
7,475	Johnson & Johnson	1,386,015
15,639	Merck & Company, Inc.	1,312,581
53,484	Pfizer, Inc.	1,362,772
		8,087,403
	CABLE & SATELLITE - 1.8%
39,250	Comcast Corporation, Class A	1,233,235

	CHEMICALS - 2.0%
15,122	CF Industries Holdings, Inc.	1,356,444

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CONTAINERS & PACKAGING - 2.0%
6,168	Packaging Corporation of America	$ 1,344,192

	ELECTRIC UTILITIES - 5.7%
4,107	Constellation Energy Corporation	1,351,490
8,152	NRG Energy, Inc.	1,320,216
6,281	Vistra Corporation	1,230,574
		3,902,280
	FOOD - 1.8%
67,877	Conagra Brands, Inc.	1,242,828

	HEALTH CARE FACILITIES & SERVICES - 2.0%
17,765	CVS Health Corporation	1,339,303

	INSTITUTIONAL FINANCIAL SERVICES - 8.1%
5,056	CME Group, Inc.	1,366,081
8,526	Morgan Stanley	1,355,293
10,342	Northern Trust Corporation	1,392,032
11,863	State Street Corporation	1,376,227
		5,489,633
	INSURANCE - 4.0%
16,586	MetLife, Inc.	1,366,189
16,412	Principal Financial Group, Inc.	1,360,719
		2,726,908
	MACHINERY - 2.1%
4,054	Snap-on, Inc.	1,404,833

	MEDICAL EQUIPMENT & DEVICES - 2.0%
14,234	Medtronic PLC	1,355,646

	OIL & GAS PRODUCERS - 9.7%
8,328	Chevron Corporation	1,293,255
13,932	ConocoPhillips	1,317,828
11,681	Exxon Mobil Corporation	1,317,033
17,916	ONEOK, Inc.	1,307,331

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OIL & GAS PRODUCERS - 9.7% (Continued)
9,999	Phillips 66	$ 1,360,063
		6,595,510
	REAL ESTATE INVESTMENT TRUSTS - 1.9%
39,653	VICI Properties, Inc.	1,293,084

	RETAIL - DISCRETIONARY - 1.9%
17,153	Best Buy Company, Inc.	1,297,110

	RETAIL REIT - 2.0%
7,332	Simon Property Group, Inc.	1,375,997

	SPECIALTY FINANCE - 2.0%
22,097	Fidelity National Financial, Inc.	1,336,648

	TECHNOLOGY HARDWARE - 4.3%
46,320	HP, Inc.	1,261,294
6,807	Seagate Technology Holdings PLC	1,606,860
		2,868,154
	TECHNOLOGY SERVICES - 1.8%
9,875	Paychex, Inc.	1,251,755

	TELECOMMUNICATIONS - 3.8%
45,004	AT&T, Inc.	1,270,913
30,216	Verizon Communications, Inc.	1,327,993
		2,598,906
	TOBACCO & CANNABIS - 2.0%
19,842	Altria Group, Inc.	1,310,762

	TRANSPORTATION EQUIPMENT - 1.9%
13,320	PACCAR, Inc.	1,309,622

	TOTAL COMMON STOCKS (Cost $60,637,715)	66,710,287

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 1.6%
860,282	Dreyfus Treasury Securities Cash Management, Institutional Class, 3.98%(b)	$ 860,282
233,041	Fidelity Investments Money Market Government Portfolio, Class I, 4.04%(b)	233,041
	TOTAL MONEY MARKET FUNDS (Cost $1,093,323)	1,093,323

	COLLATERAL FOR SECURITIES LOANED - 3.2%
2,170,199	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $2,170,199)(b),(c)	2,170,199

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,263,522)	3,263,522

	TOTAL INVESTMENTS - 103.0% (Cost $63,901,237)	$ 69,973,809
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(2,056,253)
	NET ASSETS - 100.0%	$ 67,917,556

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $2,086,323.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $2,170,199 at September 30, 2025.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	BANKING - 4.0%
8,337	Citigroup, Inc.	$ 846,205
15,637	Citizens Financial Group, Inc.	831,263
		1,677,468
	BIOTECH & PHARMA - 5.8%
1,726	Alnylam Pharmaceuticals, Inc.(a)	787,056
9,393	Incyte Corporation(a)	796,620
4,609	Johnson & Johnson	854,601
		2,438,277
	ELECTRIC UTILITIES - 1.8%
3,872	Vistra Corporation	758,602

	ELECTRICAL EQUIPMENT - 3.9%
6,803	Amphenol Corporation, Class A	841,871
3,851	TE Connectivity PLC	845,410
		1,687,281
	ENGINEERING & CONSTRUCTION - 2.0%
1,277	EMCOR Group, Inc.	829,463

	ENTERTAINMENT CONTENT - 4.3%
4,758	Electronic Arts, Inc.	959,689
6,099	ROBLOX Corporation, Class A(a)	844,833
		1,804,522
	HEALTH CARE FACILITIES & SERVICES - 3.8%
2,961	Humana, Inc.	770,363
4,406	IQVIA Holdings, Inc.(a)	836,876
		1,607,239
	INDUSTRIAL SUPPORT SERVICES - 3.9%
16,888	Fastenal Company	828,187
857	United Rentals, Inc.	818,144
		1,646,331
	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
7,790	Bank of New York Mellon Corporation (The)	848,798
1,053	Goldman Sachs Group, Inc. (The)	838,557
		1,687,355

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INTERNET MEDIA & SERVICES - 7.3%
3,387	Alphabet, Inc., Class A	$ 823,379
3,759	Expedia Group, Inc.	803,486
22,956	Pinterest, Inc., Class A(a)	738,495
3,128	Reddit, Inc., Class A(a)	719,409
		3,084,769
	LEISURE FACILITIES & SERVICES - 5.5%
25,833	Carnival Corporation(a)	746,832
14,865	Las Vegas Sands Corporation	799,588
2,372	Royal Caribbean Cruises Ltd.(b)	767,532
		2,313,952
	METALS & MINING - 2.1%
10,329	Newmont Corporation	870,838

	OIL & GAS PRODUCERS - 1.9%
5,134	Chevron Corporation	797,259

	OIL & GAS SERVICES & EQUIPMENT - 2.0%
17,266	Baker Hughes Company	841,199

	REAL ESTATE SERVICES - 1.9%
4,982	CBRE Group, Inc., Class A(a)	784,964

	RETAIL - DISCRETIONARY - 1.9%
13,860	Tractor Supply Company	788,218

	SEMICONDUCTORS - 10.3%
5,078	Advanced Micro Devices, Inc.(a)	821,570
2,192	Broadcom, Inc.	723,163
7,546	Lam Research Corporation	1,010,408
4,569	NVIDIA Corporation	852,484
6,876	Teradyne, Inc.	946,413
		4,354,038
	SOFTWARE - 4.4%
2,393	Cadence Design Systems, Inc.(a)	840,565

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SOFTWARE - 4.4% (Continued)
2,089	Synopsys, Inc.(a)	$ 1,030,692
		1,871,257
	SPECIALTY FINANCE - 3.8%
31,745	SoFi Technologies, Inc.(a),(b)	838,703
10,839	Synchrony Financial	770,111
		1,608,814
	TECHNOLOGY HARDWARE - 16.3%
3,572	Apple, Inc.	909,538
5,375	Arista Networks, Inc.(a)	783,191
10,812	Corning, Inc.	886,908
4,941	Credo Technology Group Holding Ltd.(a),(b)	719,459
33,148	Hewlett Packard Enterprise Company	814,115
1,682	Motorola Solutions, Inc.	769,162
4,197	Seagate Technology Holdings PLC	990,744
8,526	Western Digital Corporation(b)	1,023,633
		6,896,750
	TECHNOLOGY SERVICES - 1.7%
9,546	Affirm Holdings, Inc., Class A(a),(b)	697,622

	TOBACCO & CANNABIS - 1.9%
12,232	Altria Group, Inc.	808,046

	TRANSPORTATION EQUIPMENT - 2.0%
1,999	Cummins, Inc.	844,318

	WHOLESALE - CONSUMER STAPLES - 1.9%
13,192	Archer-Daniels-Midland Company	788,090

	TOTAL COMMON STOCKS (Cost $39,840,782)	41,486,672

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.5%
	COLLATERAL FOR SECURITIES LOANED - 8.9%
3,773,738	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $3,773,738)(c),(d)	$ 3,773,738

	MONEY MARKET FUNDS - 1.6%
672,224	Fidelity Investments Money Market Government Portfolio, Class I, 4.04% (Cost $672,224)(c)	672,224

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,445,962)	4,445,962

	TOTAL INVESTMENTS - 108.9% (Cost $44,286,744)	$ 45,932,634
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9)%	(3,762,975)
	NET ASSETS - 100.0%	$ 42,169,659

Ltd.	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $3,637,595.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $3,773,737 at September 30, 2025.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.4%
	FIXED INCOME - 46.4%
362,287	Invesco Senior Loan ETF(a)	$ 7,582,667
182,979	SPDR Blackstone Senior Loan ETF(a)	7,608,267
397,754	SPDR Portfolio High Yield Bond ETF(a)	9,522,231
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,218,981)	24,713,165

	OPEN END FUNDS — 51.3%
	FIXED INCOME - 51.3%
945,045	BlackRock Floating Rate Income Portfolio, Institutional Class	9,062,985
571	Eaton Vance Floating-Rate Advantaged Fund, Class I	5,597
1,125,994	Lord Abbett Floating Rate Fund, Class I	9,098,029
1,188,639	Virtus Seix Floating Rate High Income Fund, Class I	9,116,864
	TOTAL OPEN END FUNDS (Cost $27,206,718)	27,283,475

	SHORT-TERM INVESTMENTS — 34.1%
	COLLATERAL FOR SECURITIES LOANED - 31.7%
16,879,326	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $16,879,326)(b),(c)	16,879,326

	MONEY MARKET FUNDS - 2.4%
1,285,144	Fidelity Investments Money Market Government Portfolio, Class I, 4.04% (Cost $1,285,144)(b)	1,285,144

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,164,470)	18,164,470

	TOTAL INVESTMENTS - 131.8% (Cost $69,590,169)	$ 70,161,110
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.8)%	(16,942,973)
	NET ASSETS - 100.0%	$ 53,218,137

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025, was $16,439,916.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $16,879,326 at September 30, 2025.